Property, Plant and Equipment (Details) - Schedule of summary of property, plant and equipment: - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Property Plant and Equipment [Abstract]
Buildings and cultivation facilities	$ 635,040	$ 687,318	$ 670,894
Machinery and equipment	1,017,206	1,102,141	1,065,513
Office equipment and furniture	103,201	104,417	3,918
Total	1,755,447	1,893,876	1,740,325
Less: Accumulated depreciation	(330,312)	(179,922)	(28,163)
Total property, plant and equipment, net	$ 1,425,135	$ 1,713,954	$ 1,712,162